Operating Segments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2025 USD ($) Segments	Oct. 31, 2024 USD ($)	Apr. 30, 2023 USD ($)
Operating Segments [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		CODM
Description of CODM		This change was driven by the growth in operations of strategic investment segment, which is now evaluated separately for resource allocation and performance assessment
Number of operating segments (in Segments) | Segments		4
Number of Reportable Segments (in Segments) | Segments		4
Revenue from customers	$ 8,673	$ 50,071	$ 22,814	$ 33,066
Non-current assets		633,983	418,379
Hong Kong [Member]
Operating Segments [Line Items]
Revenue from customers	4,536	9,459	9,240	31,736
Non-current assets	69,871	68,034	69,045
Americas [Member]
Operating Segments [Line Items]
Revenue from customers	4,067	5,503		1,107
Non-current assets		37,459	15,227
Singapore [Member]
Operating Segments [Line Items]
Revenue from customers	70		13,574	$ 223
Non-current assets	$ 16,775	187,489	189,907
Europe [Member]
Operating Segments [Line Items]
Revenue from customers		9,134
Non-current assets		119,469	$ 119,524
Southeast Asia [Member]
Operating Segments [Line Items]
Revenue from customers		$ 25,975